Loans Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans Receivable

NOTE 6 – LOANS RECEIVABLE

Loans receivable consist of the following, segregated into non-covered and covered loans, for the periods indicated:

	December 31, 2013
(Dollars in thousands)	Non-covered loans	Covered loans	Total
Commercial loans:
Real estate	$3,479,973	$387,332	$3,867,305
Business	2,959,088	37,025	2,996,113

	6,439,061	424,357	6,863,418

Residential mortgage loans:
Residential 1-4 family	423,057	154,025	577,082
Construction / Owner Occupied	9,450	—	9,450

	432,507	154,025	586,532

Consumer and other loans:
Home equity	1,154,670	137,122	1,291,792
Indirect automobile	375,236	—	375,236
Other	370,752	4,289	375,041

	1,900,658	141,411	2,042,069

	$8,772,226	$719,793	$9,492,019

	December 31, 2012
(Dollars in thousands)	Non-covered loans	Covered loans	Total
Commercial loans:
Real estate	$2,990,700	$640,843	$3,631,543
Business	2,450,667	87,051	2,537,718

	5,441,367	727,894	6,169,261

Residential mortgage loans:
Residential 1-4 family	284,019	187,164	471,183
Construction / Owner Occupied	6,021	—	6,021

	290,040	187,164	477,204

Consumer and other loans:
Home equity	1,076,913	174,212	1,251,125
Indirect automobile	327,985	—	327,985
Other	269,519	3,486	273,005

	1,674,417	177,698	1,852,115

	$7,405,824	$1,092,756	$8,498,580

In 2009, the Company acquired substantially all of the assets and liabilities of CapitalSouth Bank (“CSB”), and certain assets deposits, and other liabilities of Orion Bank (“Orion”) and Century Bank (“Century”). In 2010, the Company acquired certain assets and assumed certain deposit and other liabilities of Sterling Bank (“Sterling”). Substantially all of the loans and foreclosed real estate that were acquired in these transactions are covered by loss sharing agreements between the FDIC and IBERIABANK, which afford IBERIABANK loss protection. Refer to Note 8 for additional information regarding the Company’s loss sharing agreements.

Because of the loss protection provided by the FDIC, the risks of the CSB, Orion, Century, and Sterling loans and foreclosed real estate are significantly different from those assets not covered under the loss share agreements. Accordingly, the Company presents loans subject to the loss share agreements as “covered loans” and loans that are not subject to the loss share agreements as “non-covered loans.”

Deferred loan origination fees were $18,634,000 and $14,040,000 and deferred loan expenses were $7,618,000 and $5,270,000 at December 31, 2013 and 2012, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2013 and 2012, overdrafts of $3,065,000 and $3,231,000, respectively, have been reclassified to loans receivable.

Loans with carrying values of $2.3 billion and $1.5 billion were pledged to secure public deposits and other borrowings at December 31, 2013 and 2012, respectively.

Non-covered Loans

The following tables provide an analysis of the aging of non-covered loans as of December 31, 2013 and 2012. Because of the difference in accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between acquired loans and loans originated by the Company. For purposes of the following tables, subprime mortgage loans are defined as the Company’s mortgage loans that have FICO scores that are less than 620 at the time of origination or were purchased outside of a business combination.

	December 31, 2013
	Non-covered loans excluding acquired loans
						Total Non-covered	Recorded
	Past Due (1)					Loans, Net of	Investment > 90 days
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total	Current	Unearned Income	and Accruing
Commercial real estate construction	$—	$—	$1,803	$1,803	$381,292	$383,095	$—
Commercial real estate - other	6,098	5,630	7,650	19,378	2,732,431	2,751,809	2
Commercial business	2,117	423	15,020	17,560	2,888,491	2,906,051	—

Residential prime	1,104	852	9,684	11,640	286,167	297,807	1,073
Residential subprime	—	—	1,626	1,626	114,939	116,565	—

Home equity	1,956	569	6,808	9,333	1,091,894	1,101,227	—
Indirect automobile	1,427	293	1,275	2,995	370,388	373,383	—
Credit card	266	92	411	769	62,873	63,642	—
Other	458	106	485	1,049	293,693	294,742	—

	$13,426	$7,965	$44,762	$66,153	$8,222,168	$8,288,321	$1,075

	December 31, 2012
	Non-covered loans excluding acquired loans
						Total Non-covered	Recorded
	Past Due (1)					Loans, Net of	Investment > 90 days
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total	Current	Unearned Income	and Accruing
Commercial real estate construction	$60	$—	$5,479	$5,539	$288,137	$293,676	$—
Commercial real estate - other	3,590	—	23,559	27,149	2,224,495	2,251,644	83
Commercial business	1,430	13	3,687	5,130	2,362,304	2,367,434	329

Residential prime	662	1,156	9,168	10,986	185,843	196,829	801
Residential subprime	—	—	—	—	60,454	60,454	—

Home equity	2,283	796	5,793	8,872	991,766	1,000,638	158
Indirect automobile	1,624	326	868	2,818	320,148	322,966	—
Credit card	130	51	424	605	51,117	51,722	—
Other	566	105	310	981	201,161	202,142	—

	$10,345	$2,447	$49,288	$62,080	$6,685,425	$6,747,505	$1,371

(1)	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

	December 31, 2013
	Non-covered acquired loans
							Total Non-covered	Recorded
	Past Due (1)						Loans, Net of	Investment > 90 days
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total	Current	Discount	Unearned Income	and Accruing
Commercial real estate construction	$388	$—	$2,542	$2,930	$19,833	$(2,532)	$20,231	$2,542
Commercial real estate - other	1,798	1,963	27,967	31,728	345,286	(52,176)	324,838	27,967
Commercial business	544	—	1,218	1,762	54,189	(2,914)	53,037	1,218

Residential prime	—	—	226	226	18,796	(887)	18,135	226

Home equity	313	516	4,242	5,071	53,995	(5,623)	53,443	4,242
Indirect automobile	33	—	95	128	1,725	—	1,853	95
Other	175	101	975	1,251	12,598	(1,481)	12,368	975

	$3,251	$2,580	$37,265	$43,096	$506,422	$(65,613)	$483,905	$37,265

	December 31, 2012
	Non-covered acquired loans
							Total Non-covered	Recorded
	Past Due (1)						Loans, Net of	Investment > 90 days
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total	Current	Discount	Unearned Income	and Accruing
Commercial real estate construction	$369	$—	$4,067	$4,436	$29,098	$(3,968)	$29,566	$4,067
Commercial real estate - other	5,971	1,572	38,987	46,530	426,339	(57,055)	415,814	38,987
Commercial business	1,410	524	3,953	5,887	89,490	(12,144)	83,233	3,953

Residential prime	—	—	779	779	30,663	1,315	32,757	779

Home equity	2,379	382	4,354	7,115	73,658	(4,498)	76,275	4,354
Indirect automobile	171	4	146	321	4,698	—	5,019	146
Other	202	17	495	714	21,746	(6,805)	15,655	495

	$10,502	$2,499	$52,781	$65,782	$675,692	$(83,155)	$658,319	$52,781

(1)	Past due information includes loans acquired from OMNI, Cameron and Florida Gulf at the gross loan balance, prior to application of discounts.

Nonaccrual Loans

The following table provides the recorded investment of non-covered loans excluding acquired loans on nonaccrual status at December 31, 2013 and 2012.

(Dollars in thousands)	2013	2012
Commercial real estate construction	$1,803	$5,479
Commercial real estate - other	7,648	23,476
Commercial business	15,020	3,358

Residential prime	8,611	8,367
Residential subprime	1,626	—

Home equity	6,808	5,635
Indirect automobile	1,275	868
Credit card	411	424
Other	485	310

	$43,687	$47,917

The amount of interest income that would have been recorded in 2013, 2012 and 2011 if total nonaccrual loans had been current in accordance with their contractual terms was approximately $2,867,000, $3,193,000 and $4,113,000, respectively.

Covered Loans

The carrying amount of the acquired covered loans at December 31, 2013 and 2012 consisted of loans determined to be impaired at the acquisition date, which are accounted for in accordance with ASC Topic 310-30, and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Topic 310-30, as detailed in the following tables.

	December 31, 2013
	Acquired	Acquired	Total
	Impaired	Performing	Covered
(Dollars in thousands)	Loans	Loans	Loans
Commercial loans:
Real estate	$14,904	$372,428	$387,332
Business	—	37,025	37,025

	14,904	409,453	424,357

Residential mortgage loans:
Residential 1-4 family	28,223	125,802	154,025
Construction / Owner Occupied	—	—	—

	28,223	125,802	154,025

Consumer and other loans:
Home equity	21,768	115,354	137,122
Indirect automobile	—	—	—
Other	1,182	3,107	4,289

	22,950	118,461	141,411

	$66,077	$653,716	$719,793

	December 31, 2012
	Acquired	Acquired	Total
	Impaired	Performing	Covered
(Dollars in thousands)	Loans	Loans	Loans
Commercial loans:
Real estate	$167,742	$473,101	$640,843
Business	2,757	84,294	87,051

	170,499	557,395	727,894

Residential mortgage loans:
Residential 1-4 family	20,232	166,932	187,164
Construction / Owner Occupied	—	—	—

	20,232	166,932	187,164

Consumer and other loans:
Home equity	22,094	152,118	174,212
Indirect automobile	—	—	—
Other	820	2,666	3,486

	22,914	154,784	177,698

	$213,645	$879,111	$1,092,756

ASC 310-30 loans

The Company acquired loans (both covered and non-covered) through previous acquisitions which are subject to ASC Topic 310-30.

The following is a summary of changes in the accretable difference of acquired loans during the years ended December 31, 2013, 2012 and 2011.

	2013
	Acquired	Acquired	Total
	Impaired	Performing	Acquired
(Dollars in thousands)	Loans	Loans	Loans
Balance at beginning of period	$76,623	$279,770	$356,393
Transfers from nonaccretable difference to accretable yield	7,849	42,894	50,743
Accretion	(16,273)	(163,183)	(179,456)

Changes in expected cash flows not affecting nonaccretable differences (1)	10,150	117,062	127,212

Balance at end of period	$78,349	$276,543	$354,892

	2012
	Acquired	Acquired	Total
	Impaired	Performing	Acquired
	Loans	Loans	Loans
Balance at beginning of period	$83,834	$386,977	$470,811
Acquisition	1,190	22,899	24,089
Transfers from nonaccretable difference to accretable yield	(11,816)	(47,842)	(59,658)
Accretion	(30,417)	(218,892)	(249,309)
Changes in expected cash flows not affecting nonaccretable differences (1)	33,832	136,628	170,460

Balance at end of period	$76,623	$279,770	$356,393

	2011
	Acquired	Acquired	Total
	Impaired	Performing	Acquired
	Loans	Loans	Loans
Balance at beginning of period	$82,381	$626,190	$708,571
Acquisition	7,346	139,163	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	37,687	(216,551)	(178,864)
Accretion	(43,580)	(161,825)	(205,405)

Balance at end of period	$83,834	$386,977	$470,811

(1)	Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, loan modifications, changes in interest rates and changes in prepayment assumptions.

Accretable difference during 2013 and 2012 decreased primarily as a result of accretion recognized, offset by changes in expected cash flows not impacting the nonaccretable difference in each respective period. Accretable difference during 2011 decreased primarily as a result of a change in expected cash flows on the Company’s loans during 2011.

Troubled Debt Restructurings

Information about the Company’s TDRs at December 31, 2013 and 2012 is presented in the following tables. The Company excludes as TDRs modifications of loans that are accounted for within a pool under ASC Topic 310-30, which include the covered loans above, as well as the loans acquired in the OMNI and Cameron acquisitions completed during 2011 and certain loans acquired from Florida Gulf in 2012. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all covered loans and loans acquired from OMNI and Cameron, and certain Florida Gulf loans that would otherwise meet the criteria for classification as a TDR are excluded from the tables below.

	December 31, 2013				December 31, 2012
	Accruing Loans				Accruing Loans
		Past Due				Past Due
(Dollars in thousands)	Current	> 30 days	Nonaccrual TDRs	Total TDRs	Current	> 30 days	Nonaccrual TDRs	Total TDRs
Commercial real estate construction	$—	$—	$—	$—	$—	$—	$—	$—
Commercial real estate - other	400	—	4,452	4,852	1,057	—	14,853	15,910
Commercial business	976	—	13,791	14,767	1,204	—	281	1,485

Residential prime	—	—	—	—	—	—	—	—
Residential subprime	—	—	—	—	—	—	—	—

Home equity	—	—	258	258	93	—	222	315
Indirect automobile	—	—	—	—	—	—	—	—
Credit card	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—

	$1,376	$—	$18,501	$19,877	$2,354	$—	$15,356	$17,710

At December 31, 2013, TDRs totaling $19,877,000 included $14,562,000 of TDRs that occurred during the current year through modification of the original loan terms. Total TDRs of $17,710,000 at December 31, 2012 included $4,649,000 of TDRs that occurred during the year ended December 31, 2012. The following table provides information on how the TDRs were modified during the years ended December 31, 2013 and 2012.

(Dollars in thousands)	2013	2012
Extended maturities	$—	$412
Interest rate adjustment	—	277
Maturity and interest rate adjustment	—	1,249
Movement to or extension of interest-rate only payments	—	2,543
Forbearance	12,975	168
Other concession(s) (1)	1,587	—

	$14,562	$4,649

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance or covenant modifications.

Information about the Company’s TDRs occurring in these periods is presented in the following table.

	December 31, 2013			December 31, 2012
		Pre-modification	Post-modification		Pre-modification	Post-modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
(In thousands, except number of loans)	Loans	Investment	Investment (1)	Loans	Investment	Investment (1)
Commercial real estate	—	$—	$—	14	$3,852	$3,312
Commercial business	9	14,835	12,429	4	1,215	1,188

Residential prime	—	—	—	—	—	—

Home Equity	—	—	—	1	94	51
Indirect automobile	—	—	—	—	—	—
Credit card	—	—	—	—	—	—
Other	—	—	—	1	—	—

	9	$14,835	$12,429	20	$5,161	$4,551

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.

Information detailing non-covered TDRs that subsequently defaulted during the previous twelve months is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	December 31, 2013		December 31, 2012
	Number of	Recorded	Number of	Recorded
(In thousands, except number of loans)	Loans	Investment	Loans	Investment
Commercial real estate	35	$4,452	44	$14,615
Commercial business	17	12,808	9	1,469

Residential prime	—	—	—	—

Home Equity	1	45	2	273
Indirect automobile	—	—	—	—
Credit card	—	—	—	—
Other	1	—	1	—

	54	$17,305	56	$16,357